Segment and Geographic Information	12 Months Ended
Dec. 31, 2023
Segment and Geographic Information [Abstract]
Segment and Geographic Information
23.	Segment and Geographic Information

The Company has two reportable segments that consist of PV operations by geographical region, U.S. Operations and European Operations. European operations represent our most significant business. The Chief Operating Decision-Maker (CODM) is the CEO and CFO of the Company (as a group).

The European Segment derives revenues from three sources, Country Renewable Programs, Green Certificates and Long-term Offtake Agreements. The US Segment revenues are derived from Long-term Offtake Agreements.

In evaluating financial performance, we focus on EBITDA, as a segment’s measure of profit or loss. EBITDA is earnings before interest expense, income tax expense, depreciation and amortization. As a trans-Atlantic independent solar power provider, we evaluate many of our capital expenditure decisions at a regional level. Accordingly, expenditures on property, plant and equipment and associated debt by segment are presented. The following tables present information related to the Company’s reportable segments.

The Company did not report segments in 2022 but are retrospectively reporting segments for 2022.

	Year Ended December 31,
Revenue by Segment	2023	2022
	(in thousands)
Europe	$30,401	$29,368
Europe – Discontinued Operations	(10,433)	(12,305)
United States	116	26
Total for the period	$20,084	$17,089

	Year Ended December 31,
Operating Loss by Segment	2023	2022
	(in thousands)
Europe	$(46,301)	$(14,978)
United States	(23,163)	(3,470)
Total for the period	$(69,464)	$(18,448)

	Year Ended December 31,
Assets by Segment	2023	2022
	(in thousands)
Europe
Fixed Assets	$125,600	$141,862
Other Assets	36,728	31,218
Total for Europe	$162,328	$173,080

United States
Fixed Assets	$5,119	$599
Other Assets	17,839	4,636
Total for US	$22,958	$5,235

	Year Ended December 31,
Liabilities by Segment	2023	2022
	(in thousands)
Europe
Debt	$180,294	$155,896
Other Liabilities	39,378	19,221
Total for Europe	$219,672	$175,117

United States
Debt	$17,247	$2,793
Other Liabilities	11,621	2,987
Total for US	$28,868	$5,780

	Year Ended December 31,
Revenue by Product Type	2023	2022
	(in thousands)
Country Renewable Programs (FIT)
Europe	$8,356	$9,854
US	-	-
Total for the period	$8,356	$9,854

Green Certificates (FIT)
Europe	$10,677	$9,452
US	-	-
Total for the period	$10,677	$9,452

Energy Offtake Agreements (PPA)
Europe	$11,368	$10,062
United States	116	26
Total for the period	$11,484	$10,088

	Year Ended December 31,
Geographic Information by Segment	2023	2022
	(in thousands)
Europe
Revenue	$30,401	$29,368
Revenue – Discontinued Operations	$(10,433)	$(12,305)
Long-lived assets	$162,328	$173,080

United States
Revenue	$116	$26
Long-lived assets	$22,958	$5,235

Consolidated
Revenue	$30,517	$29,394
Revenue – Discontinued Operations	$(10,433)	$(12,305)
Long-lived assets	$185,286	$178,315

	Year Ended December 31,
EBITDA by Segment	2023	2022
	(in thousands)
Europe	$6,874	$6,537
US	(4,560)	(3,370)
Total for the period	$2,314	$3,167

	Year Ended December 31,
EBITDA Reconciliation to Net Loss	2023	2022
	(in thousands)
Europe
EBITDA	$6,874	$6,537
Depreciation, amortization, and accretion	(6,563)	(6,617)
Interest expense	(23,453)	(14,876)
Income taxes	(161)	(21)
Solis Bond Waiver	(11,766)	-
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,232)	-
Net Loss	$(46,301)	$(14,977)

US
EBITDA	$(4,560)	$(3,370)
Depreciation, amortization, and accretion	(57)	(42)
Interest expense	(1,889)	(59)
Income taxes	(15)	-
Valuation on FPA Asset	(16,642)	-
Net Loss	$(23,163)	$(3,471)
Consolidated Net Loss	$(69,464)	$(18,448)

One customer represented 35% of continuing operational revenues during the year ended December 31, 2023 compared to two customers that represented 29% for the year ended December 31, 2022. The revenues from these customers accounted for $11.4 million and $9.7 million of revenue for the year ended December 31, 2023 and 2022 respectively.

Two customers represented 34% of the discontinued operational revenues during the year ended December 31, 2023 compared to two customers that represented 42% for the year ended December 31, 2022. The revenues from these customers accounted for $11.2 million and $14.2 million of revenue for the year ended December 31, 2023 and 2022 respectively.

Three customers represented 61% of the Company’s continuing operational accounts receivable for the year ended December 31, 2023. One customer represented 23% of the Company’s discontinued operational accounts receivable for the year ended December 31, 2023. The company did not have any customers who represented more than 10% of accounts receivable for the year ended December 31, 2022.